Employee Benefit Plan (Details) - Inspirato LLC - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Company match percentage	50.00%
Percent of employer match of employee's eligible pay	6.00%
Vesting percentage	100.00%
Maximum amount employer can contribute per employee per year	$ 1,500
Contribution expense	$ 914,000	$ 286,000	$ 286,000